Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net income	$ 5,055	$ 6,522	$ 8,290
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	9,510	9,280	8,883
Non cash stock-based compensation expenses	693	567	302
Provision for doubtful accounts	1,284	2,436	2,895
Deferred taxes	206	678	692
Discount accretion and premium amortization of available-for-sale securities, net	(250)	(226)	(587)
Loss (income) on sales of available-for-sale securities	36	(87)	92
Changes in liability in respect of employee severance payments and others	126	340	111
Changes in fair value of derivatives	(354)	110	(1,227)
Profit (loss) from trading securities, net and exchange rate differences	669	(50)	(58)
Change in fair value of contingent consideration in respect of acquisition	(270)
Changes in operating assets and liabilities:
Increase in account receivable - trade	(5,275)	(1,028)	(4,391)
Decrease (increase) in account receivable - other	(327)	(451)	177
Decrease (increase) in prepaid expenses	12	14	(222)
Increase in long-term prepaid expenses	(28)	(880)	(441)
Increase in account payables	831	4,618	1,700
Decrease in deferred income	(1,425)	(542)	(324)
Net cash provided by operating activities	10,493	21,301	15,892
Cash flows from investing activities
Investment in fixed assets	(8,389)	(10,904)	(6,575)
Business combination (note13)		(7,875)	(1,218)
Investment in long term land lease prepaid expenses			(17)
Decrease (increase) in short-term investments, net		1,339	(1,339)
Investments in available-for-sale securities	(4,678)	(3,912)	(4,946)
Decrease (increase) in trading securities, net	68	(358)	1,512
Proceeds from sale of fixed assets		7	8
Proceeds from available-for-sale securities	5,871	7,355	10,159
Net cash used in investing activities	(7,128)	(14,348)	(2,416)
Cash flows from financing activities
Acquisition of treasury stock	(146)
Dividend paid	(3,473)	(5,030)	(15,786)
Net cash used in financing activities	(3,619)	(5,030)	(15,786)
Translation adjustments of cash and cash equivalents	(910)	109
Increase (decrease) in cash and cash equivalents	(1,164)	2,032	(2,310)
Balance of cash and cash equivalents at beginning of year	14,165	12,133	14,443
Balance of cash and cash equivalents at end of year	13,001	14,165	12,133
A. Non-cash transactions
Investment in fixed assets		255	37
B. Supplementary cash flow information
Income taxes paid, net	911	1,755	1,218
C. Business combination
Working capital, net		(602)	(479)
Fixed assets		1,350	411
Customer relationship		6,154	127
Goodwill		6,385	1,159
Liability in respect of employee severance payments and others		(221)
Contingent consideration in respect of acquisition		(3,820)
Long term deferred taxes		(1,371)
Net cash paid		$ 7,875	$ 1,218